Major Customers (Tables)	12 Months Ended
Dec. 31, 2015
Major Customers [Abstract]
Schedule of Revenue by Major Customers

Revenues from three customers exceeding 10% of the partnership’s total revenues are as follows (in thousands):

	Year Ended December 31,
	2015	2014	2013
Green Plains Trade	$42,549	$4,359	$3,853
Customer A	n/a	3,053	3,388
Customer B	n/a	2,897	2,054